SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
Share-based payments expense are as follows:

	2022	2021
Equity-settled plan
Stock option plan	$7.8	$9.8
Cash-settled plans
Stock purchase plan	11.6	10.0
Deferred share unit (DSU) plans	1.1	11.4
Restricted share unit (RSU) plans	1.3	28.6
Performance share unit (PSU) plan	9.2	39.3
Total share-based payments expense	$31.0	$99.1
Impact of equity swap agreements (Note 31)	9.2	(45.6)
Amount capitalized	(0.5)	(0.5)
Share-based payments expense, net of equity swap (Note 25)	$39.7	$53.0
Carrying amount of share-based payments liabilities are as follows:

	2022	2021
Cash-settled plans
Deferred share unit (DSU) plans	$20.6	$19.7
Restricted share unit (RSU) plans	42.4	46.3
Performance share unit (PSU) plan	26.8	36.8
Total carrying amount of share-based payments liabilities	$89.8	$102.8
Current portion	19.8	23.1
Non-current portion (Note 21)	$70.0	$79.7

Disclosure of number and weighted average exercise prices of share options
Changes in outstanding stock options are as follows:

		2022		2021
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	7,476,902	$23.39	6,050,854	$24.25
Granted	712,477	36.79	2,697,713	20.65
Exercised	(1,268,660)	21.37	(687,165)	17.94
Forfeited	(134,275)	28.57	(579,700)	26.28
Expired	(3,000)	14.66	(4,800)	11.02
Stock options outstanding, end of year	6,783,444	$25.08	7,476,902	$23.39
Stock options exercisable, end of year	3,395,732	$23.35	2,934,364	$21.66

Disclosure of range of exercise prices of outstanding share options
As at March 31, 2022, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$15.14 to $16.15	750,163	1.06	$16.04	750,163	$16.04
$20.24 to $27.14	4,338,416	3.98	22.68	2,187,516	23.58
$32.43 to $38.01	1,694,865	4.98	35.22	458,053	34.20
Total	6,783,444	3.91	$25.07	3,395,732	$23.35

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2022	2021
Common share price	$37.24	$21.48
Exercise price	$36.79	$20.65
Dividend yield	0.64%	2.01%
Expected volatility	40.51%	35.22%
Risk-free interest rate	0.76%	0.36%
Expected stock option life	4 years	4 years

Disclosure of number and weighted average exercise prices of other equity instruments
Changes in outstanding DSUs are as follows:

	2022	2021
DSUs outstanding, beginning of year	550,742	469,835
Granted	86,876	81,980
Redeemed	(3,276)	(1,073)
DSUs vested and outstanding, end of year	634,342	550,742
Changes in outstanding RSUs are as follows:

	2022	2021
RSUs outstanding, beginning of year	1,430,524	1,490,603
Granted	289,745	246,249
Cancelled	(13,690)	(42,264)
Redeemed	(176,875)	(264,064)
RSUs outstanding, end of year	1,529,704	1,430,524
RSUs vested, end of year	1,303,042	1,295,233
Changes in outstanding PSUs are as follows:

	2022	2021
PSUs outstanding, beginning of year	820,089	976,873
Granted	571,460	585,162
Cancelled	(23,135)	(41,266)
Redeemed	(521,243)	(700,680)
PSUs outstanding, end of year	847,171	820,089
PSUs vested, end of year	570,457	649,449